Dreyfus Liquid Assets, Inc. (the "Registrant")

Incorporated herein by reference are the As Revised prospectuses of the above referenced Registrant dated April 29, 2016, As Revised October 14, 2016, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 14, 2016 (SEC Accession No. 0000030158-16-000354).